February 27, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Active Commodities Fund, Inc.; Securities Act File No. 1 333-193955; Investment Company Act File No. 811-22938

Ladies and Gentlemen:

On behalf of Cohen & Steers Active Commodities Fund, Inc. (the “Fund”) please find for filing Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Fund’s Registration Statement. The Pre-Effective Amendment is being filed to correct the signature page from the Registrant’s Form N-1A filed with the Securities and Exchange Commission (the “SEC”) on February 14, 2014 (Accession Number 0001193125-14-054700). The Registrant’s Form N-1A filed with the SEC on February 14, 2014 is incorporated by reference.

Any questions or comments on the Pre-Effective Amendment should be directed to the undersigned at 212-796-9347.

Very truly yours,

/s/ Dana Devivo

Dana Devivo

Associate General Counsel

Phone: 212 796-9347

Fax: 212 822-1600

e-mail: ddevivo@cohenandsteers.com

280 Park Avenue, New York, NY 10017-1216 Tel: 212.832.3232 Fax: 212.832.3622